Biological assets - Summary of Sensitivity of the Inputs in Relation to Biological Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selling price per gram, less cost to sell [member] | Increase [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 2,292	$ 6,360
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Selling price per gram, less cost to sell [member] | Decrease [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (2,292)	(6,360)
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
Attrition rate [member] | Increase [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (2,425)	(1,602)
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Attrition rate [member] | Decrease [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 1,729	1,298
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
Average yield per plant [member] | Increase [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 2,292	1,590
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Average yield per plant [member] | Decrease [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (2,292)	(1,590)
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
Cumulative stage of completion [member] | Increase [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 5,330	3,177
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Cumulative stage of completion [member] | Decrease [member]
Disclosure of Sensitivity Analysis and Its Impact on the Fair Value of Biological Assets [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (5,326)	$ (3,177)
Percentage of reasonably possible decrease in unobservable input, assets	5.00%